25 Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	R$ 258,733
Amounts payable to regulatory agencies	17,981
Other amounts payable	388,297
Research and development and energy efficiency	665,011	R$ 658,171	R$ 592,735
Research and development and energy efficiency, current	380,186	375,395
Research and development and energy efficiency, noncurrent	284,825	282,776
MME [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	4,041	2,023	R$ 2,361
Research and Development - R&D [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	221,977
Amounts payable to regulatory agencies	12,126
Other amounts payable	110,769
Research and development and energy efficiency	344,872	347,727
Research and Development - R&D [member] | National Fund for Scientific and Technological Development - FNDCT [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	8,085
Other amounts payable
Research and development and energy efficiency	8,085	4,046
Research and Development - R&D [member] | MME [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	4,041
Other amounts payable
Research and development and energy efficiency	4,041	2,023
Research and Development - R&D [member] | R&D [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	221,977
Amounts payable to regulatory agencies
Other amounts payable	110,769
Research and development and energy efficiency	332,746	341,658
EEP [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	36,756
Amounts payable to regulatory agencies	5,855
Other amounts payable	277,528
Research and development and energy efficiency	320,139	310,444
EEP [member] | National Program of electricity conservation - Procel [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	5,855
Other amounts payable
Research and development and energy efficiency	5,855	16,410
EEP [member] | EEP [member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	36,756
Amounts payable to regulatory agencies
Other amounts payable	277,528
Research and development and energy efficiency	R$ 314,284	R$ 294,034